Document and Entity Information	12 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2013
Registrant Name	VIRTUS EQUITY TRUST
Central Index Key	0000034273
Amendment Flag	false
Document Creation Date	Sep 16, 2013
Document Effective Date	Sep 16, 2013
Prospectus Date	Jul 31, 2013

Virtus Balanced Fund and Virtus Tactical Allocation Fund,
each a series of Virtus Equity Trust

Supplement dated September 10, 2013 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2013

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Fund
Under "Principal Investment Strategies" in the fund's summary prospectus and the summary section of the statutory prospectus, the first paragraph is hereby replaced with the following:

Invested in approximately 60% equity securities and 40% fixed income securities, this fund may be suitable for investors seeking income and growth from one fund. Generally, between 25% and 35% of the fund's allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). For the fund's domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund's non-U.S. exposure, the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at the time of purchase.
Virtus Tactical Allocation Fund
Under "Principal Investment Strategies" in the fund's summary prospectus and the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following:

The fund invests in equity, fixed income, and cash or cash equivalents using a tactical allocation approach. Generally, the following percentages apply: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Generally, between 15% and 50% of the fund's allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk ("junk bonds"), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund's fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.), including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at the time of purchase.

All other disclosure concerning the funds, including fees and expenses, remains unchanged.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Supplement [Text Block]	vet_SupplementTextBlock
Virtus Balanced Fund and Virtus Tactical Allocation Fund,
each a series of Virtus Equity Trust

Supplement dated September 10, 2013 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2013

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Fund
Under "Principal Investment Strategies" in the fund's summary prospectus and the summary section of the statutory prospectus, the first paragraph is hereby replaced with the following:

Invested in approximately 60% equity securities and 40% fixed income securities, this fund may be suitable for investors seeking income and growth from one fund. Generally, between 25% and 35% of the fund's allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). For the fund's domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund's non-U.S. exposure, the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at the time of purchase.
Virtus Tactical Allocation Fund
Under "Principal Investment Strategies" in the fund's summary prospectus and the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following:

The fund invests in equity, fixed income, and cash or cash equivalents using a tactical allocation approach. Generally, the following percentages apply: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Generally, between 15% and 50% of the fund's allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk ("junk bonds"), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund's fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.), including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at the time of purchase.

All other disclosure concerning the funds, including fees and expenses, remains unchanged.

VIRTUS BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock
Virtus Balanced Fund and Virtus Tactical Allocation Fund,
each a series of Virtus Equity Trust

Supplement dated September 10, 2013 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2013

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Fund
Under "Principal Investment Strategies" in the fund's summary prospectus and the summary section of the statutory prospectus, the first paragraph is hereby replaced with the following:

Invested in approximately 60% equity securities and 40% fixed income securities, this fund may be suitable for investors seeking income and growth from one fund. Generally, between 25% and 35% of the fund's allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). For the fund's domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund's non-U.S. exposure, the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at the time of purchase.

All other disclosure concerning the funds, including fees and expenses, remains unchanged.

VIRTUS TACTICAL ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock
Virtus Balanced Fund and Virtus Tactical Allocation Fund,
each a series of Virtus Equity Trust

Supplement dated September 10, 2013 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2013

IMPORTANT NOTICE TO INVESTORS

Virtus Tactical Allocation Fund
Under "Principal Investment Strategies" in the fund's summary prospectus and the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following:

The fund invests in equity, fixed income, and cash or cash equivalents using a tactical allocation approach. Generally, the following percentages apply: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Generally, between 15% and 50% of the fund's allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk ("junk bonds"), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund's fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.), including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at the time of purchase.

All other disclosure concerning the funds, including fees and expenses, remains unchanged.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jul 31, 2013
Document Creation Date	dei_DocumentCreationDate	Sep 16, 2013